Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 3

dated October 10, 2012 to the

Intelligent Life® VUL Prospectus

dated May 1, 2012, as supplemented August 2, 2012 and the

Intelligent Life Survivorship VUL Prospectus

dated May 1, 2012, as supplemented August 2, 2012 and the

Intelligent Variable Annuity® Prospectus

dated May 1, 2012, as supplemented August 2, 2012 and August 24, 2012

This supplement amends certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Janus Aspen Overseas Portfolio – Institutional Shares

MFS Growth Series – Initial Class

(“Discontinued Portfolios”)

TIAA-CREF Life Insurance Company will close the Janus Aspen Overseas Portfolio and the MFS Growth Series (the “Discontinued Portfolios”) to new investments effective December 7, 2012, including transfers from other existing Contract Allocation Options. These Discontinued Portfolios are currently available as Allocation Options under the Contracts identified above.

Contract allocations received on or after December 7, 2012 that include allocations to the Discontinued Portfolios will not be accepted until they are replaced with allocations to other available Contract Allocation Options.

Contract owners with existing allocations in the Discontinued Portfolios may, at any time, reallocate those allocations to other available Contract Allocation Options. You can obtain information summarizing other available Contract portfolios and reallocate current Contract investments on our website (www.tiaa-cref.org) or by calling our Administrative Office at 877-694-0305 Monday through Friday 8:00 a.m. to 6:00 p.m. EST.

More information about all Contract portfolio options can be found in your Contract prospectus and each Portfolio’s own prospectus previously provided to you. Additional copies are available on our website or by contacting us.

A13717 (10/12)